Cost of Revenue (Excluding Impairment Loss)	6 Months Ended
Jun. 30, 2024
Cost of Revenue (Excluding Impairment Loss) [Abstract]
COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)
10.	COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Lease expenses	42,629	21,640
Employee compensation and benefits	20,964	11,208
Depreciation and amortization	10,638	5,440
Advertising costs	142,479	39,110
Construction and design costs	34,439	25,751
Other operating costs(i)	20,726	17,798
Total	271,875	120,947

Notes:

(i)	Including utilities, maintenance, daily cleaning and others.